Annual Total Returns- Alger Responsible Investing Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Responsible Investing Fund - AC - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.08%)	14.72%	34.67%	4.80%	2.59%	1.99%	27.34%	(1.68%)	33.98%	35.66%